EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 02, 2017 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 ₪ / shares
Disclosure of classes of share capital [abstract]
Share options, exercised		10,659	8,398	430,178
Ordinary shares issued from share options exercised		1,988	1,101
Ordinary shares par value | ₪ / shares					₪ 1	₪ 1
Proceeds from share options exercised | $		$ 3
Shares issued	3,333,334
Sahre price | $ / shares	$ 4.50
Additional shares issued	500,000
Proceeds from issuance of ordinary shares, net | $		$ 15,568